Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TRUSTS
Entity Central Index Key	0000032339
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032303
Shareholder Report [Line Items]
Fund Name	Elfun Trusts
Trading Symbol	ELFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17% [1]
AssetsNet	$ 4,598,894,453
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,598,894,453 Number of Portfolio Holdings44 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	21.3%
Interactive Media & Services	11.9%
Software	9.2%
Broadline Retail	5.6%
Technology Hardware, Storage & Peripherals	5.6%
Pharmaceuticals	5.4%
Banks	4.1%
Capital Markets	3.6%
Electrical Equipment	3.4%
Financial Services	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	5.6%
Apple, Inc.	5.6%
Alphabet, Inc., Class C	4.7%
Broadcom, Inc.	4.0%
Meta Platforms, Inc., Class A	3.7%
Advanced Micro Devices, Inc.	3.6%
Alphabet, Inc., Class A	3.5%
Applied Materials, Inc.	3.4%

[1]	Annualized.